Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2011
Distribution Date	03/15/11
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$45,318,889.91	0.1697337	$19,981,852.32	0.0748384	$25,337,037.59
Class A-2 Notes	$267,000,000.00	1.0000000	$267,000,000.00	1.0000000	$-
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$949,618,889.91	0.8107393	$924,281,852.32	0.7891077	$25,337,037.59

Weighted Avg. Coupon (WAC)	4.66%		4.64%
Weighted Avg. Remaining Maturity (WARM)	56.01		55.19
Pool Receivables Balance	$1,134,334,506.80		$1,103,594,526.74
Remaining Number of Receivables	72,627		71,459

Adjusted Pool Balance	$1,103,028,802.85		$1,073,394,840.76

III. COLLECTIONS

Principal:
Principal Collections	$29,764,034.19
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$650,910.28
Total Principal Collections	$30,414,944.47

Interest:
Interest Collections	$4,185,541.40
Late Fees & Other Charges	$50,003.78
Interest on Repurchase Principal	$-
Total Interest Collections	$4,235,545.18

Collection Account Interest	$4,513.10
Reserve Account Interest	$1,024.94
Servicer Advances	$-

Total Collections	$34,656,027.69

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2011
Distribution Date	03/15/11
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$34,656,027.69
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$34,656,027.69
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$945,278.76		$945,278.76	$945,278.76
Collection Account Interest					$4,513.10
Late Fees & Other Charges					$50,003.78
Total due to Servicer					$999,795.64

3. Class A Noteholders Interest:
Class A-1 Notes		$13,084.42		$13,084.42
Class A-2 Notes		$126,825.00		$126,825.00
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$775,125.26		$775,125.26	$775,125.26

Available Funds Remaining:					$32,881,106.79

4. Principal Distribution Amount:					$25,337,037.59

		Distributable Amount		Paid Amount
Class A-1 Notes				$25,337,037.59
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		25,337,037.59		$25,337,037.59
Total Noteholders Principal				$25,337,037.59

5. Available Amounts Remaining to reserve account					7,544,069.20

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					7,544,069.20

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$31,305,703.95
Beginning Period Amount	$31,305,703.95
Current Period Amortization	$1,106,017.97
Ending Period Required Amount	$30,199,685.98
Ending Period Amount	$30,199,685.98
Next Distribution Date Required Amount	$29,112,985.05

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$7,544,069.20
Current Period Release to Depositor	$7,544,069.20
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$153,409,912.94	$149,112,988.44	$149,112,988.44
Overcollateralization as a % of Adjusted Pool		13.91%	13.89%	13.89%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2011
Distribution Date	03/15/11
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.24%	70,919	99.37%	$1,096,587,021.16
30 - 60 Days	0.60%	430	0.49%	$5,430,850.53
61 - 90 Days	0.12%	84	0.11%	$1,256,855.17
91 + Days	0.04%	26	0.03%	$319,799.88
		71,459		$1,103,594,526.74
Total
Delinquent Receivables 61 + days past due	0.15%	110	0.14%	$1,576,655.05
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	166	0.19%	$2,152,981.68
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.17%	127	0.16%	$1,842,203.02
Three-Month Average Delinquency Ratio	0.18%		0.16%

Repossession in Current Period		54		$804,859.33
Repossession Inventory		49		$505,545.56

Charge-Offs
Gross Principal of Charge-Off for Current Period				$975,945.87
Recoveries				$(650,910.28)
Net Charge-offs for Current Period				$325,035.59

Beginning Pool Balance for Current Period				$1,134,334,506.80

Net Loss Ratio				0.34%
Net Loss Ratio for 1st Preceding Collection Period				0.38%
Net Loss Ratio for 2nd Preceding Collection Period				0.70%
Three-Month Average Net Loss Ratio for Current Period				0.47%

Cumulative Net Losses for All Periods				$1,902,790.62
Cumulative Net Losses as a % of Initial Pool Balance				0.14%

Principal Balance of Extensions				$2,156,321.48
Number of Extensions				133

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